Filed pursuant to Rule 497(e)
Registration Nos. 333-212637; 811-23175

Matrix Advisors Dividend Fund (MADFX)

September 13, 2018

Supplement to the
 Prospectus, Statement of Additional Information, and Summary Prospectus
each dated October 31, 2017

Steven Pisarkiewicz has retired as Senior Portfolio Manager of the Matrix Advisors Dividend Fund and as Senior Vice President of Matrix Advisors Funds Trust.  Accordingly, all references to Mr. Pisarkiewicz in the Prospectus, Statement of Additional Information, and Summary Prospectus are deleted and should be disregarded in their entirety.

Please retain this Supplement with your Prospectus, Statement of Additional Information, and
Summary Prospectus for future reference.